Plumb Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 1.5%
AAR Corp. (a)	6,000	$412,740

Banks - 5.7%
JPMorgan Chase & Co.	3,000	869,730
NU Holdings Ltd./Cayman Islands - Class A (a)	52,000	713,440
		1,583,170

Broadline Retail - 8.5%
Amazon.com, Inc. (a)	4,200	921,438
MercadoLibre, Inc. (a)	550	1,437,497
		2,358,935

Capital Markets - 1.5%
BGC Group, Inc. - Class A	40,000	409,200

Commercial Services & Supplies - 7.4%
Copart, Inc. (a)	17,500	858,725
VSE Corp.	9,250	1,211,565
		2,070,290

Consumer Finance - 4.0%
American Express Co.	3,500	1,116,430

Financial Services - 16.9%
Fiserv, Inc. (a)	4,950	853,430
Mastercard, Inc. - Class A	2,200	1,236,268
Toast, Inc. - Class A (a)	27,000	1,195,830
Visa, Inc. - Class A	4,000	1,420,200
		4,705,728

GICS~Health Care Equipment & Supplies - 2.1%
Stryker Corp.	1,500	593,445

Health Care Equipment & Supplies - 4.1%
Butterfly Network, Inc. (a)	3,500	7,000
Intuitive Surgical, Inc. (a)	2,100	1,141,161
		1,148,161

Interactive Media & Services - 4.7%
Alphabet, Inc. - Class A	7,500	1,321,725

IT Services - 2.0%
CoreWeave, Inc. - Class A (a)	3,500	570,710

Oil, Gas & Consumable Fuels - 2.0%
Phillips 66	4,600	548,780

Personal Care Products - 2.7%
elf Beauty, Inc. (a)	6,000	746,640

Pharmaceuticals - 3.4%
Eli Lilly & Co.	1,200	935,436

Semiconductors & Semiconductor Equipment - 16.0%
Advanced Micro Devices, Inc. (a)	8,000	1,135,200
NVIDIA Corp.	21,000	3,317,790
		4,452,990

Software - 13.5%
Autodesk, Inc. (a)	4,000	1,238,280
Cadence Design Systems, Inc. (a)	2,000	616,300
Microsoft Corp.	2,750	1,367,877
Synopsys, Inc. (a)	1,038	532,162
		3,754,619

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	4,750	974,557
TOTAL COMMON STOCKS (Cost $12,179,107)		27,703,556

SHORT-TERM INVESTMENTS - 0.6%		Value
Money Market Funds - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.25% (b)	175,054	175,054
TOTAL SHORT-TERM INVESTMENTS (Cost $175,054)		175,054

TOTAL INVESTMENTS - 100.1% (Cost $12,354,161)		27,878,610
Liabilities in Excess of Other Assets - (0.1)%		(26,916)
TOTAL NET ASSETS - 100.0%		$27,851,694
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Plumb Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	27,703,556	–	–	27,703,556
Money Market Funds	175,054	–	–	175,054
Total Investments	27,878,610	–	–	27,878,610

Refer to the Schedule of Investments for further disaggregation of investment categories.